RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Parties
Name of related parties	Relationship with the Company
Ms. Peggy Yu Yu	Shareholder and executive chairwoman of the Company

Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company

Beijing Kewen Cambridge Book Co., Ltd. (“BKCB”)	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Kewen Guolue Information Technology Co., Ltd. (“BKGI”)	Entity indirectly controlled by family members of Mr. Guoqing Li

Schedule of Related Party Transactions
	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Service fees paid
BKCB	3,716	—	—	—
BKGI	5,909	—	—	—
	9,625	—	—	—
Administrative service charged
BKGI	—	—	60	10

Schedule of Related Party Balances
	As of December 31,
	2013	2014
	RMB	RMB	US$
Due from related parties:
BKCB	2,691	258	41
BKGI	—	117	19
	2,691	375	60
Due to related parties:
BKCB	2,238	2,237	361
BKGI	944	—	—
	3,182	2,237	361